Offerings	May 30, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	U.S.$1,000,000,000 4.700% Global Notes due 2030
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.9987
Maximum Aggregate Offering Price	$ 998,760,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,910.16
Offering Note	In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended (the "Securities Act"), the registrant initially deferred payment of all of the registration fee in respect of the base prospectus filed with, and forming a part of, the Registration Statement on Form S-3ASR (SEC File No. 333- 285413) filed on February 28, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	U.S.$1,250,000,000 5.375% Global Notes due 2035
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	0.9988
Maximum Aggregate Offering Price	$ 1,248,587,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 191,158.75
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	U.S.$1,250,000,000 6.050% Global Notes due 2056
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	0.9936
Maximum Aggregate Offering Price	$ 1,242,050,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 190,157.86
Offering Note	See Offering Note 1.